STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 28,285	$ 92	$ 190,275	$ 6,405	$ (168,487)
Balance, shares at Dec. 31, 2010		33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to non-employees	457		457
Stock-based compensation relating to options issued to employees and directors	2,943		2,943
Other comprehensive income (loss)	(2,141)			(2,141)
Net loss	(12,004)				(12,004)
Balance at Dec. 31, 2011	19,581	94	195,714	4,264	(180,491)
Balance, shares at Dec. 31, 2011		34,707,622
Employee options exercised	1,880	2	1,878
Employee options exercised, shares		696,988
Issuance of shares	6,267	3	6,264
Issuance of shares, shares	1,185,868	1,185,868
Stock-based compensation relating to options and warrants issued to non-employees	145		145
Stock-based compensation relating to options issued to employees and directors	2,324		2,324
Other comprehensive income (loss)	1,103			1,103
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	17,672	99	206,325	5,367	(194,119)
Balance, shares at Dec. 31, 2012	36,590,478	36,590,478
Employee options exercised	5,631	5	5,626
Employee options exercised, shares		1,786,473
Issuance of shares	19,704	7	19,697
Issuance of shares, shares	2,625,162	2,625,162
Stock-based compensation relating to options and warrants issued to non-employees	164		164
Stock-based compensation relating to options issued to employees and directors	3,379		3,379
Classification of liability with respect to outstanding options to non-employee to equity	160		160
Other comprehensive income (loss)	(739)			(739)
Net loss	(14,083)				(14,083)
Balance at Dec. 31, 2013	$ 31,888	$ 111	$ 235,351	$ 4,628	$ (208,202)
Balance, shares at Dec. 31, 2013	41,002,113	41,002,113